Acquisitions and Divestitures (Assets Acquired and Liability Assumed - ProCables) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 01, 2012 Rest Of World [Member] ProCables S.A. [Member]
Business Acquisition [Line Items]
Cash					$ 28.8
Accounts receivable					28.2	[1]
Inventories					19.3
Property, plant and equipment					27.0
Intangible assets	49.4	52.1	67.1		10.6
Goodwill	27.2	184.6	187.6	171.4	3.7
Other current and noncurrent assets					4.4
Total assets					122.0
Current liabilities					67.8
Other liabilities					8.5
Total liabilities					76.3
Redeemable noncontrolling interest					$ 18.3

[1]	Accounts receivable is gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.